Dividends Declared - Summary of Dividends (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 R / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 R / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 R / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 R / shares
Disclosure of Dividends [line items]
Total dividends | $		$ 350.9		$ 368.6		$ 304.4
Dividends per share (in SA cents/ USD cents per share) | $ / shares		$ 0.39		$ 0.41		$ 0.34
Final dividend
Disclosure of Dividends [line items]
2023 final dividend of 420 SA cents per share (2022: 445 SA cents and 2021: 260 SA cents) declared on 22 February 2024. | $		$ 198.5		$ 214.7		$ 153.2
Dividends per share (in SA cents/ USD cents per share) | R / shares			R 4.20		R 4.45		R 2.60
Interim dividend
Disclosure of Dividends [line items]
2024 interim dividend of 300 SA cents was declared during 2024 (2023: 325 SA cents and 2022: 300 SA cents). | $		$ 152.4		$ 153.9		$ 151.2
Dividends per share (in SA cents/ USD cents per share) | R / shares	R 3		R 3.25		R 3
Approved dividend
Disclosure of Dividends [line items]
Final dividend approved by the Board (in SA cents per share) | R / shares	R 7